Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Intangible Assets, net [Line Items]
Less: Accumulated amortization and impairment	¥ (85,605)	$ (12,242)	¥ (77,937)
Total intangible assets, net	44,629	6,382	57,985
Customer relationships [Member]
Intangible Assets, net [Line Items]
Intangible assets, gross	126,692	18,117	132,443
Purchased software [Member]
Intangible Assets, net [Line Items]
Intangible assets, gross	642	92	579
Technology [Member]
Intangible Assets, net [Line Items]
Intangible assets, gross	¥ 2,900	$ 415	¥ 2,900